Prospectus supplement dated May 13, 2020
to the following prospectus(es):
Nationwide Destination Navigator NY (2.0) prospectus dated May 1, 2020
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
(1) As a result of the state approval of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max (collectively, the "Nationwide L.inc+" Riders), the availability of certain optional benefits is as follows:
•	For applications signed on or after June 1, 2020, the Nationwide L.inc+ Riders are available for election.
•	For applications signed on or after June 1, 2020, the Nationwide Lifetime Income Capture, Nationwide Lifetime Income Track, and 5% Nationwide Lifetime Income Rider options are no longer available for election.
•	For applications signed on or after July 1, 2020, the 7% Nationwide Lifetime Income Rider is no longer available for election.
(2) Effective July 1, 2020, the following static asset allocation models are available to contracts that have elected the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max options:
•	Static Asset Allocation Models - American Funds Moderate Option (40% American Funds NVIT Growth-Income Fund, 40% American Funds NVIT Asset Allocation Fund and 20% American Funds NVIT Bond Fund)
•	Static Asset Allocation Models - American Funds Managed Moderate Option (40% NVIT - NVIT Managed American Funds Growth-Income Fund, 40% NVIT - NVIT Managed American Funds Asset Allocation Fund and 20% NVIT - American Funds NVIT Bond Fund,)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Moderate Option (60% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II and 40% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income
•	Static Asset Allocation Models – BlackRock Moderate Option (40% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund and 27% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Moderate Option (40% Fidelity VIP Growth & Income Portfolio - Service Class 2, 20% Fidelity VIP Balanced Portfolio - Service Class 2 and 30% Fidelity VIP Investment Grade Bond Portfolio - Service Class
•	Static Asset Allocation Models - J.P. Morgan Moderate Option (40% NVIT - NVIT J.P.Morgan Disciplined Equity Fund, 40% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund and 20% JPMorgan Insurance Trust Core Bond Portfolio)
(3) For contracts that elect the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max options, the following static asset allocation models are only available in contracts for applications signed before July 1, 2020:
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
PROS-411

•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic Multi-Asset Fund, 33% NVIT - NVIT J.P.Morgan Disciplined Equity Fund)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
PROS-411
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